Advance on Future Receipts and Notes Payable	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Advance on Future Receipts and Notes Payable
6.	ADVANCE ON FUTURE RECEIPTS AND NOTES PAYABLE

a.	ADVANCE ON FUTURE RECEIPTS

The Company has the following advances on future receipts as of December 31, 2019:

Note	Issuance Date	Maturity Date	Interest Rate	Original Borrowing	Balance at December 31, 2019	Balance at December 31, 2018

Note 1	December 24, 2019	June 30, 2020	10%	$506,000	$503,000	$-
Note 2	December 24, 2019	June 30, 2020	10%	506,000	503,000	-
Total				$1,012,000	1,006,000
Debt discount					(274,000)	-
Net					$732,000	$-

On December 24, 2019, the Company received two secured advances from an unaffiliated third party totaling $728,000 for the purchase of $1,012,000 in future receipts. These advances are secured by the Company’s tangible and intangible assets. Pursuant to the terms of the agreement, the unaffiliated third-party will auto withdraw an aggregate of $6,000 from the Company’s operating account each banking day. The term of the agreement extends until the advances are paid in full. The Company may pay off either note for $446,000 if paid within 30 days of funding; for $465,000 if paid between 31 and 60 days of funding; or for $484,000 if paid within 61 to 90 days of funding.

The Company recorded a debt discount upon issuance totaling $284,000 to account the difference between the aggregate net receipts received and the aggregate face amount of the amounts payable.

During the year ended December 31, 2019 the Company paid $7,000 in principal payments pursuant to the terms of the notes and amortized $10,000 of the debt discount.

b.	NOTES PAYABLE

During the year ended December 31, 2019, the Company issued notes payable in the aggregate principal amount of $1,340,000 to various non-related entities or individuals, in exchange for net proceeds of $1,300,000, representing an original discount of $40,000. The notes were unsecured and bear interest on the principal amount at an average rate of 5.0% per annum. The notes were due on demand at any time starting April 10, 2019. As a result of the issuance of the notes, the Company incurred aggregate costs of $40,000 related to the notes’ original issue discount. The Company recorded these costs as a note discount and was being amortized to interest over the term of the notes.

The Company settled these notes payable and accrued interest through a combination of cash payments in the aggregate of $630,000 and the issuance of 598,286 shares of Common Stock with a fair value of $1,195,000 and warrants to purchase up to 108,196 shares of Common Stock with a fair value of $215,000. As a result, we recorded a loss on debt extinguishment of $691,000 to account for the difference between the face value of the notes payable settled plus accrued interest and the fair value of the shares of Common Stock and warrants issued with a total value of $1,410,000. These shares of Common Stock were valued based on the market value of the Company’s Common Stock price at the issuance date or the date the Company entered into the agreement related to the issuance. The fair value of the warrants was determined using a Black Scholes Option pricing model.

The notes were all paid or settled as of December 31, 2019.